Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Net Earnings Per Share

	Year ended December 31,
	2010	2011	2012

Numerator for basic and diluted net earnings per share:

Net income	$9,634	$21,337	$31,757

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings per share	19,557,545	20,952,866	21,854,639
Effect of dilutive securities:
Employee stock options	2,176,093	1,935,198	1,439,808

Denominator for diluted net earnings per share	21,733,638	22,888,064	23,294,447

Basic net earnings per share	$0.49	$1.02	$1.45

Diluted net earnings per share	$0.44	$0.93	$1.36